Stock-based Compensation - Performance Unit Awards - Stock Compensation Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Performance Unit Awards | General and administrative expenses
Stock-based Compensation
Stock compensation expense	$ 0.3